REGULATORY MATTERS (Details) (EUR €)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2016	Dec. 31, 2011	Jan. 17, 2012	Dec. 31, 2010	Dec. 31, 2009
Regulatory Matters Texual Details [Abstract]
Minimum amounts and ratios determined on a risk weighted basis			8.00%
Issue of redeemable preference shares			€ 1,000,000,000
Strengthening of Banks Core Tier I	302,000,000
Strengthening of Banks Tier I capital	77,000,000
Capital amount confirmed by HFSF				6,900,000,000
Capital amount from voluntary tender offer for acquisition of preferred securities issued by subsidiary				77,000,000
Third Series fixed rate covered bonds issued by bank for ratio calculations		1,500,000,000
Tier I Ratio For Group				7.20%
Total Capital Ratios For Group				8.30%
Capital
Total Capital (to Risk-Weighted Assets)			5,139,827,000		5,455,878,000	5,392,548,000
Tier 1 Capital (to Risk-Weighted Assets)			3,212,392,000		3,409,922,000	3,370,343,000
Tier 1 Capital			(2,367,343,000)		8,958,703,000	7,590,412,000
Total Capital			€ (1,664,113,000)		€ 9,311,414,000	€ 7,590,412,000
Ratios
Tier I			(3.70%)		13.10%	11.30%
Total			(2.60%)		13.70%	11.30%
Capital Required For Capital Adequacy To Risk Weighted Assets			8.00%		8.00%	8.00%
Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets			5.00%		5.00%	5.00%